CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parenthetical)	6 Months Ended
Jun. 30, 2019 $ / shares
Common stock - dividends paid	$ 0.25
Series B Preferred Stock [Member]
Preferred Stock - Cash dividends declared	$ 0.50